CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 16,268	$ 26,411	$ 24,573
Adjustments to reconcile net income to net cash generated from operating activities:
Stock-based compensation	2,111	2,015	1,783
Depreciation of property, plant and equipment	2,792	2,533	2,034
Amortization of other intangible assets	1,998	1,116	437
Change in allowance for doubtful accounts	516	(83)	(1,008)
Losses on disposition of property, plant and equipment	93	24	38
Loss from equity method investment	153	91
Impairment loss from a long-term investment	679
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(581)	230	(170)
(Increase) decrease in inventories	107	(125)	(447)
(Increase) in prepayments and other assets	(4,429)	(843)	(1,315)
Decrease (increase) in deferred tax assets	25	(108)	547
Decrease (increase) in deferred cost	400	(10)	43
(Increase) in other non-current assets	(1,319)	(1,240)	(327)
Increase in accrued expenses and other liabilities	4,822	3,792	3,450
Increase in income tax payable	679	871	397
Increase in deferred revenue	13,765	8,173	7,091
Increase (decrease) in refundable fees	205	(4,224)	229
Increase (decrease) in deferred tax liabilities	(749)	459	529
(Increase) decrease in amount due from a related party	196	(113)	(105)
Net cash generated from operating activities	37,731	38,969	37,779
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of a business, net of cash acquired		(29,695)
Maturity of term deposits		4,593	804
Maturity of short-term investments	70,532
Purchase of short-term investments	(74,420)	(1,305)
Placement of restricted cash	(18,831)		(16,656)
Release of restricted cash	5		16,405
Acquisition of property, plant and equipment	(2,054)	(2,605)	(4,648)
Proceeds from disposition of property, plant and equipment		1
Acquisition of other intangible assets	(271)	(163)	(154)
Payment of deposit for the acquisition of non-current assets	(457)	(1,167)	(62)
Payment for deposit for the purchase of investments	(1,688)	(459)
Purchase of equity method investment		(1,914)
Purchase of cost method investments	(33,710)	(651)
Purchase of available-for-sale investments	(3,400)	(658)
Net cash used in investing activities	(64,294)	(34,023)	(4,311)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	12,236	4,859
Loan repayment	(15,550)		(16,071)
Bank borrowing	49,415		16,656
Short-term loan acquired from a related party	7,340
Repayment of short-term loan to a related party	(5,506)
Repurchase of ordinary shares		(36,760)	(3,333)
Proceeds from share options exercised by employees		1,659	18
Loan to optionees in connection with exercise of options		(1,663)
Repayment of loan to optionees in connection with exercise of options	199	177	1,042
Dividends paid to shareholders	(14,839)	(31,138)	(28,199)
Net cash (used in) generated from financing activities	33,295	(62,866)	(29,887)
Exchange rate effect on cash and cash equivalents	117	(6,302)	(3,757)
Net (decrease) increase in cash and cash equivalents	6,849	(64,222)	(176)
Cash and cash equivalents at beginning of the year	53,677	117,899	118,075
Cash and cash equivalents at end of the year	60,526	53,677	117,899
Supplemental schedule of cash flow information
Income tax paid	(4,703)	(5,245)	(4,418)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	924	117	60
Income tax reversal	$ 437	$ 369	$ 37